J.P. MORGAN ACCESS MULTI-STRATEGY FUND II

270 Park Avenue

New York, New York 10017

August 6, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	J. P. Morgan Access Multi-Strategy Fund II (File No. 811-22575) (the “Fund”)

Ladies and Gentlemen:

We hereby submit via EDGAR post-effective amendment No. 24 to the Fund’s registration statement on Form N-2. This amendment is being filed for the purpose of making certain annual updates, including updates to the fee table and updates to the information contained in Appendix A: Additional Disclosure.

If you have any questions, please call me at (212) 648-0152.

Very truly yours,

/s/ Anthony Geron

Anthony Geron

Assistant Secretary